Significant Components of Deferred Income Tax Assets Are As Follows: (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 1	$ (2,163,191)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 2	(757,117)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 3	757,117
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 4	0
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 5	(2,707,508)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 6	(947,628)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 7	947,628
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 8	0
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 9	(2,895,416)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 10	(1,013,396)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 11	1,013,396
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 12	0
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 13	(3,912,278)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 14	(1,369,297)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 15	1,369,297
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 16	0
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 17	(11,678,393)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 18	(4,087,438)
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 19	4,087,438
Income Taxes Significant Components Of Deferred Income Tax Assets Are As Follows: 20	$ 0